Earnings / (loss) per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings / (loss) per share	Earnings/ (loss) per share
i)                   Basic earnings/ (loss) per share
The following table sets forth the computation of basic earnings/ (loss) per share attributable to ordinary shareholders for the years ended December 31, 2025, 2024 and 2023 (in $ millions, except share amounts which are reflected in thousands, and per share amounts):

	2025	2024	2023
	$	$	$
Basic earnings/ (loss) per share:
Numerator
Net income/ (loss) for the year	200	(158)	(485)
Net loss attributable to non-controlling interests	(68)	(53)	(51)
Net income/ (loss)for the period attributable to ordinary shareholders	268	(105)	(434)
Denominator
Basic weighted-average ordinary shares outstanding	4,092,151	3,995,237	3,894,724
Basic earnings/ (loss) per share attributable to ordinary shareholders	0.07	(0.03)	(0.11)
ii)                  Diluted earnings/ (loss) per share
The following table sets forth the computation of diluted earnings/ (loss) per share attributable to ordinary shareholders for the years ended December 31, 2025, 2024 and 2023 (in $ millions, except share amounts which are reflected in thousands, and per share amounts):

	2025	2024	2023
	$	$	$
Diluted earnings/ (loss) per share:
Numerator
Diluted earnings/ (loss) for the year attributable to ordinary shareholders	268	(105)	(434)
Denominator
Weighted-average number of ordinary shares (Basic)	4,092,151	3,995,237	3,894,724
Stock options	10,259	—	—
RSU and restricted ordinary shares	101,947	—	—
Common shares issued for ESPP	1,728	—	—
Weighted-average number of ordinary shares (Diluted)	4,206,085	3,995,237	3,894,724
Diluted earnings/ (loss) per share attributable to ordinary shareholders	0.06	(0.03)	(0.11)
As the Group incurred a loss for the years ended December 31, 2024 and 2023, basic loss per share was the same as diluted loss per share.
The following potentially dilutive outstanding securities (reflected in thousands of GHL ordinary shares) were excluded from the computation of diluted loss per ordinary share either because their effects would have been antidilutive for the years ended December 31, 2025, 2024 and 2023 or contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period:

	2025	2024	2023
Warrants (Note 15)	26,000	26,000	26,000
Share options (Note 18)	6,198	41,315	48,592
RSU and Restricted ordinary shares (Note 18)	7,820	153,120	142,769
Convertible notes	229,008	—	—
Shares committed under ESPP (Note 18)	—	2,056	4,224
Options to swap shares in GHL subsidiaries for GHL Class A Ordinary Shares	—	—	121,450
Total	269,026	222,491	343,035